Pension and Other Postretirement Benefits, Pension Changes in Fair Value of Plan Assets (Details) (US Plans Basis of Fair Value Measurement [Member], USD $) In Millions, unless otherwise specified															12 Months Ended
	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 Level 3 [Member] Real Estate [Member]	Dec. 31, 2012 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2011 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2012 Level 3 [Member] Private Equity [Member]	Dec. 31, 2012 Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2011 Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2012 Level 3 [Member] John Hancock GACs [Member]	Dec. 31, 2011 Level 3 [Member] John Hancock GACs [Member]	Dec. 31, 2012 Pension Plan [Member]	Dec. 31, 2011 Pension Plan [Member]	Dec. 31, 2010 Pension Plan [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Real Estate [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Private Equity [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Private Equity [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] John Hancock GACs [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] John Hancock GACs [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning of period	$ 163	$ 111	$ 59	$ 50	$ 73	$ 40	$ 10	$ 15	$ 16	$ 6	$ 5	$ 1,698	$ 1,527	$ 1,210	$ 111	$ 65	$ 50	$ 42	$ 40	$ 0	$ 0	$ 0	$ 16	$ 18	$ 5	$ 5
Realized gain															3	3	2	2	0	0	0	0	0	1	1	0
Unrealized gain (loss) related to instruments still held at reporting date															3	2	4	6	0	(1)	0	0	(1)	(3)	0	0
Purchases, sales and settlements [Abstract]
Purchases															47	42	4	1	33	41	10	0	0	0	0	0
Sales															(1)	(1)	(1)	(1)	0	0	0	0	0	0	0	0
Fair value of plan assets, end of period	$ 163	$ 111	$ 59	$ 50	$ 73	$ 40	$ 10	$ 15	$ 16	$ 6	$ 5	$ 1,698	$ 1,527	$ 1,210	$ 163	$ 111	$ 59	$ 50	$ 73	$ 40	$ 10	$ 0	$ 15	$ 16	$ 6	$ 5